Bank Borrowing (Details) - SINGAPORE	Mar. 31, 2026	Mar. 31, 2025
Bank Borrowings [Line Items]
Repayable term	5 years	5 years
Minimum [Member]
Bank Borrowings [Line Items]
Percentage of annual interest at fixed rate	4.25%
Maximum [Member]
Bank Borrowings [Line Items]
Percentage of annual interest at fixed rate		7.75%